Debt Service Coverage Ratio (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	$ 8,825,418	$ 7,217,169
Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	6,884,063	5,204,622
1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	1,418,724	1,208,043
1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	359,399	656,376
Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	$ 163,232	$ 148,128